Subordinated Liabilities - Breakdown (Details) - Financial liabilities at amortized cost € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 23,820	€ 21,510	€ 19,902	€ 21,153
EUR
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			14,001	11,240	8,044
Annual interest rate (as percent)	3.89%
USD
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount		$ 8,946	7,813	8,008	9,349
Annual interest rate (as percent)	5.30%
GBP
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	£ 562		628	874	949
Annual interest rate (as percent)	8.92%
BRL
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount				131	136
Other currencies
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			1,378	1,257	1,424
Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			345	404	413
Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount			€ 9,717	€ 8,369	€ 6,916